Business Combinations, Divestiture and Private Placement - Matricis Informatique Inc. (Details) $ in Thousands		6 Months Ended	12 Months Ended		24 Months Ended
	Oct. 01, 2019 CAD ($) installment shares	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 shares	Oct. 01, 2022 shares
Disclosure of detailed information about business combination [line items]
Issuance of shares on business acquisition (in shares) | shares				17,458,348
Matricis Informatique Inc.
Disclosure of detailed information about business combination [line items]
Interests acquired	100.00%
Consideration paid	$ 7,200
Cash payable	$ 3,600
Number of equal installments | installment	2
Equity interest issued or issuable	$ 3,600
Issuance of shares on business acquisition (in shares) | shares			473,646
Acquisition related costs			$ 157
Revenue from business acquired		$ 2,497
Gross margin from business acquired		1,100
Profit (loss) from business acquired		$ (84)
Proforma revenue			4,824
Proforma gross margin			2,028
Proforma profit (loss) before income taxes			$ (144)
Matricis Informatique Inc. | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Share consideration payable (in shares) | shares	947,292				473,646
Issuance of shares on business acquisition (in shares) | shares	473,646		473,646
Aggregate value	$ 1,800